UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 29.6%	Rate (%)		Date	Amount ($)[a]		Value ($)
Angola - .4%
Angolan Government,
Sr. Unscd. Bonds		9.50	11/12/25	1,100,000		1,053,921
Argentina - .4%
Argentine Government,
Sr. Unscd. Notes		7.63	4/22/46	300,000		298,800
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	3,900,000		275,662
Argentine Government,
Unscd. Bonds	ARS	18.20	10/3/21	9,626,000		681,905
						1,256,367
Australia - .5%
Australia & New Zealand Banking Group,
Sr. Unscd. Notes		1.66	9/23/19	600,000	[b]	601,463
Commonwealth Bank of Australia,
Sr. Unscd. Bonds		1.40	9/8/17	500,000		500,372
FMG Resources August 2006,
Sr. Scd. Notes		9.75	3/1/22	375,000	[c]	436,875
						1,538,710
Austria - .4%
Raiffeisen Bank International,
Sub. Notes	EUR	4.50	2/21/25	600,000	[b]	660,698
RZB Finance Jersey IV,
Jr. Sub. Notes	EUR	1.64	5/29/49	350,000	[b]	353,457
Sappi Papier Holding,
Sr. Scd. Notes	EUR	4.00	4/1/23	200,000		228,720
						1,242,875
Bahrain - .2%
Bahraini Government,
Sr. Unscd. Bonds		7.00	10/12/28	600,000		616,699
Bermuda - .3%
Digicel,
Gtd. Notes		6.75	3/1/23	400,000	[c]	375,500
Digicel Group,
Gtd. Notes		8.25	9/30/20	500,000		446,250
						821,750
Brazil - .8%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/18	1,000,000		318,841
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/19	2,000,000		637,542
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/21	2,000,000		630,732
GTL Trade Finance,
Gtd. Bonds		5.89	4/29/24	300,000		305,550
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	100,000		89,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Brazil - .8% (continued)
Vale,
Sr. Unscd. Notes	EUR	4.38	3/24/18	500,000		564,441
						2,546,636
Canada - .0%
Viterra,
Gtd. Notes		5.95	8/1/20	39,000		42,735
Chile - .5%
Chilean Government,
Unscd. Bonds	CLP	4.50	2/28/21	930,000,000		1,503,673
Colombia - .4%
Colombian Government,
Bonds, Ser. B	COP	11.00	7/24/20	1,500,000,000		586,165
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	300,000,000		122,489
Colombian Government,
Sr. Unscd. Bonds		5.00	6/15/45	600,000		589,500
						1,298,154
Denmark - .2%
Nykredit Realkredit,
Sub. Notes	EUR	4.00	6/3/36	240,000	[b]	269,766
TDC,
Sr. Unscd. Notes	EUR	1.75	2/27/27	430,000		449,273
						719,039
Ecuador - .4%
Ecuadorian Government,
Sr. Unscd. Bonds		9.65	12/13/26	1,200,000		1,269,000
Egypt - .5%
Arab Republic of Egypt,
Sr. Unscd. Notes		7.50	1/31/27	1,023,000		1,025,557
Egyptian Government,
Sr. Unscd. Notes		6.88	4/30/40	700,000		623,332
						1,648,889
France - .5%
Credit Agricole,
Jr. Sub. Bonds		6.64	5/29/49	178,000	[b]	172,427
Electricite De France,
Jr. Sub. Notes	EUR	4.13	1/29/49	800,000	[b]	852,809
PSA Banque France,
Sr. Unscd. Notes	EUR	0.50	1/17/20	100,000		108,284
SapphireOne Mortgages,
Ser. 2016-2, Cl. D	EUR	1.98	6/25/61	100,000	[b]	107,421
Societe Generale,
Sub. Notes		1.38	12/29/49	410,000	[b]	274,700
						1,515,641
Honduras - .2%
Honduran Government,
Sr. Unscd. Notes		6.25	1/19/27	550,000		548,900
Hungary - .2%
Hungarian Government,
Bonds	HUF	3.00	10/27/27	168,040,000		561,884
Indonesia - .6%
Indonesian Government,
Sr. Unscd. Bonds	IDR	7.00	5/15/27	7,400,000,000		531,365

		Coupon	Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Indonesia - .6% (continued)
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	3,200,000,000		252,171
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	5,224,000,000		411,875
Indonesian Government,
Sr. Unscd. Notes		5.95	1/8/46	200,000		225,835
Indonesian Government,
Sr. Unscd. Notes		5.25	1/8/47	350,000		359,276
						1,780,522
Iraq - .2%
Iraqi Government,
Unscd. Bonds		5.80	1/15/28	700,000		583,187
Ireland - .9%
Avoca,
Ser. 16X, Cl. D	EUR	4.30	7/15/29	400,000	[b]	437,718
European Residential Loan Securities,
Ser. 2016-1, Cl. C	EUR	3.63	1/24/59	500,000	[b]	509,743
Glencore Finance Europe,
Gtd. Notes		2.08	5/6/18	200,000	[b]	201,472
Lansdowne Mortgage Securities No 1,
Ser. 1, Cl. A2	EUR	0.00	6/15/45	369,215	[b]	326,024
Oilflow SPV 1 DAC,
Bonds		12.00	1/13/22	310,000		315,231
PGH Capital,
Gtd. Notes	GBP	4.13	7/20/22	269,000		339,384
Taurus,
Ser. 2016, Cl. DE1	EUR	4.25	11/17/26	399,000	[b]	421,932
						2,551,504
Italy - .6%
DECO,
Ser. 2014, Cl. D	EUR	2.64	2/22/26	400,000	[b]	428,620
DECO,
Ser. 2014, Cl. D	EUR	2.40	4/27/27	244,876	[b]	263,346
Enel,
Jr. Sub. Bonds	GBP	6.63	9/15/76	330,000	[b]	442,407
Leonardo,
Sr. Unscd. Notes	EUR	4.88	3/24/25	135,000		173,762
REITALY Finance,
Ser. 2015-1, Cl. B	EUR	3.15	5/22/27	400,000	[b]	426,870
						1,735,005
Japan - .1%
Sumitomo Mitsui Banking,
Gtd. Bonds		1.95	7/23/18	250,000		250,184
Kazakhstan - .1%
Kazakhstan Government,
Sr. Unscd. Notes		6.50	7/21/45	273,000		321,089
Luxembourg - .4%
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	419,000	[c]	425,914
Minerva Luxembourg,
Gtd. Notes		6.50	9/20/26	600,000		598,500
Play Topco,
Sr. Unscd. Notes	EUR	7.75	2/28/20	100,000		109,786

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Luxembourg - .4% (continued)
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	150,000		168,921
						1,303,121
Malaysia - .1%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0316	MYR	4.07	9/30/26	1,679,000		376,254
Mexico - .8%
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	12,000,000		593,342
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	26,900,000		1,494,223
Petroleos Mexicanos,
Gtd. Notes		6.50	3/13/27	250,000		257,650
						2,345,215
Netherlands - 2.4%
Delta Lloyd,
Sub. Notes	EUR	9.00	8/29/42	470,000	[b]	636,804
EDP Finance,
Sr. Unscd. Notes	EUR	5.75	9/21/17	185,000		207,079
GTH Finance,
Gtd. Notes		6.25	4/26/20	200,000		211,781
GTH Finance,
Gtd. Notes		7.25	4/26/23	700,000		764,750
Marfrig Holdings Europe,
Gtd. Notes		8.00	6/8/23	500,000		528,250
Mylan,
Gtd. Bonds	EUR	1.25	11/23/20	540,000		592,958
Mylan,
Gtd. Notes		3.95	6/15/26	1,000,000	[c]	948,343
Petrobras Global Finance,
Gtd. Notes		6.13	1/17/22	70,000		72,520
Petrobras Global Finance,
Gtd. Notes		8.75	5/23/26	500,000		565,000
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	500,000		521,600
Petrobras Global Finance,
Gtd. Notes		6.88	1/20/40	100,000		90,625
Petrobras Global Finance,
Gtd. Notes		5.63	5/20/43	340,000		269,552
Teva Pharmaceutical Finance Netherlands II,
Gtd. Notes		1.70	7/19/19	500,000		491,085
Teva Pharmaceutical Finance Netherlands II,
Gtd. Notes	EUR	0.38	7/25/20	1,100,000		1,177,880
						7,078,227
New Zealand - .3%
ASB Finance,
Gtd. Notes	GBP	1.00	9/7/20	750,000		931,261
Panama - .4%
Carnival,
Gtd. Bonds	EUR	1.13	11/6/19	850,000		942,048
McDermott International,
Scd. Notes		8.00	5/1/21	300,000	[c]	309,000
						1,251,048

		Coupon	Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Peru - .6%
Peruvian Government,
Sr. Unscd. Notes	PEN	8.20	8/12/26	1,955,000		691,907
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	1,550,000		496,247
Peruvian Government,
Sr. Unscd. Notes	PEN	6.90	8/12/37	2,000,000		628,546
						1,816,700
Russia - .7%
Russian Government,
Bonds, Ser. 6211	RUB	7.00	1/25/23	40,600,000		648,601
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	70,100,000		1,081,128
Sberbank of Russia,
Sub. Notes		5.50	2/26/24	250,000	[b]	255,461
						1,985,190
South Africa - .8%
South African Government,
Bonds	ZAR	8.00	1/31/30	22,500,000		1,516,278
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	6,600,000		543,673
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	5,310,000		283,653
						2,343,604
Spain - .1%
Santander Consumer Finance,
Sr. Unscd. Notes	EUR	0.75	4/3/19	300,000		327,641
Suriname - .1%
Surinamese Government,
Sr. Unscd. Notes		9.25	10/26/26	300,000		304,329
Sweden - .1%
Swedbank,
Jr. Sub. Bonds		6.00	12/29/49	200,000	[b]	202,008
Turkey - .4%
Turkish Government,
Sr. Unscd. Notes		6.00	3/25/27	400,000		404,102
Turkish Government,
Sr. Unscd. Notes		6.88	3/17/36	900,000		933,660
						1,337,762
Ukraine - .3%
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/26	250,000		232,120
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/27	830,000		767,136
						999,256
United Kingdom - 4.0%
Annington Finance No 5,
Sr. Scd. Notes	GBP	13.00	1/15/23	289,094		423,565
Bracken Midco One,
Sr. Unscd. Notes	GBP	10.50	11/15/21	200,000		271,211
CPUK Finance,
Scd. Notes	GBP	7.00	2/28/42	200,000		267,339
Hawksmoor Mortgages,
Ser. 2016-1, Cl. D	GBP	2.90	5/25/53	100,000	[b]	124,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United Kingdom - 4.0% (continued)
HSBC Bank,
Jr. Sub. Notes, Ser. 1M		1.63	6/29/49	640,000	[b]	492,184
HSBC Holdings,
Sub. Notes	GBP	6.38	10/18/22	350,000	[b]	453,772
Imperial Brands Finance,
Gtd. Notes		2.05	2/11/18	450,000	[c]	450,608
Jaguar Land Rover Automotive,
Sr. Unscd. Bonds	EUR	2.20	1/15/24	290,000		313,644
Jerrold Finco,
Sr. Scd. Notes	GBP	6.25	9/15/21	200,000		260,533
Lanark Master Issuer,
Ser. 2016-1, Cl. 1A	GBP	1.40	12/22/54	188,000	[b]	238,848
London Wall Mortgage Capital,
Ser. 2016-FL1, Cl. C	GBP	3.67	8/15/48	100,000	[b]	128,128
Marble Arch Residential Securitisation No 4,
Ser. 4X, Cl. E1C	GBP	4.28	3/20/40	500,000	[b]	577,274
Mitchells & Butlers,
Bonds	GBP	2.25	9/15/34	100,000	[b]	98,838
National Grid,
Sr. Unscd. Notes	EUR	4.38	3/10/20	930,000		1,131,070
Nationwide Building Society,
Sr. Unscd. Notes	EUR	0.50	10/29/19	325,000		354,119
Natl Westminster Bank,
Sr. Unscd. Notes		1.50	8/29/49	230,000		174,455
NewDay Funding,
Ser. 2015-1, Cl. D	GBP	2.76	7/15/23	350,000	[b]	433,412
NewDay Funding,
Ser. 2015-2, Cl. E	GBP	4.56	11/15/24	500,000	[b]	626,188
Paragon Mortgages,
Ser. 13X, Cl. B1B	EUR	0.07	1/15/39	370,000	[b]	341,815
Punch Taverns,
Scd. Notes	GBP	5.86	10/15/27	375,000	[b]	465,896
Residential Mortgage Securities 19,
Ser. 19X, Cl. A2C	EUR	0.08	2/11/38	379,840	[b]	396,526
RSA Insurance Group,
Gtd. Bonds	GBP	6.70	5/29/49	820,000	[b]	1,043,813
Slate No.1,
Ser. 1, Cl. D	GBP	2.70	1/24/51	350,000	[b]	420,828
Towd Point Mortgage Funding,
Ser. 2016-AU10, Cl. C	GBP	1.91	4/20/45	120,000	[b]	145,528
TPMF,
Ser. 2016-V1X, Cl. C	GBP	2.34	2/20/54	100,000		122,193
TPMF,
Ser. 2016-V1X, Cl. D	GBP	2.84	2/20/54	500,000		607,497
Tullow Oil,
Gtd. Notes		6.00	11/1/20	300,000		285,750
Vedanta Resources,
Sr. Unscd. Bonds		7.13	5/31/23	300,000	[c]	307,125
Vedanta Resources,
Sr. Unscd. Notes		6.38	7/30/22	613,000		615,452
Warwick Finance Residential Mortgages No
One,
Ser. 1, Cl. C	GBP	1.88	9/21/49	350,000	[b]	426,621
						11,998,274
United States - 9.6%
AbbVie,
Sr. Unscd. Notes		2.00	11/6/18	1,000,000		1,004,216

		Coupon	Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 9.6% (continued)
Anheuser-Busch InBev Worldwide,
Gtd. Notes		2.20	8/1/18	500,000		503,798
Anheuser-Busch InBev Worldwide,
Gtd. Notes		6.88	11/15/19	710,000		801,593
Apple,
Sr. Unscd. Notes		1.28	5/3/18	1,000,000	[b]	1,002,956
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	395,000		423,457
Babson,
Ser. 2016-2A, Cl. D		4.93	7/20/28	250,000	[b,c]	252,293
Bank of America,
Sr. Unscd. Notes		2.22	10/21/22	800,000	[b]	810,890
Berkshire Hathaway,
Sr. Unscd. Bonds	EUR	0.25	1/17/21	422,000		455,409
Caterpillar Financial Services,
Sr. Unscd. Notes		2.25	12/1/19	430,000		433,551
CCG Receivables Trust,
Ser. 2014-1, Cl. A2		1.06	11/15/21	93,094	[c]	92,979
Celgene,
Sr. Unscd. Notes		2.30	8/15/18	530,000		533,787
Cerberus Onshore II,
Ser. 2016-2A, Cl. D		6.24	11/15/27	250,000	[b,c]	245,650
Citgo Holding,
Sr. Scd. Notes		10.75	2/15/20	300,000	[c]	324,000
Citigroup,
Sr. Unscd. Notes		2.05	12/7/18	450,000		450,266
Citigroup,
Sr. Unscd. Notes		2.36	9/1/23	810,000	[b]	824,288
Colony Starwood Homes 2016-2 Trust,
Ser. 2016-2A, Cl. E		4.12	12/17/18	200,000	[b,c]	200,852
Concho Resources,
Gtd. Notes		5.50	4/1/23	265,000		276,263
Concho Resources,
Gtd. Notes		4.38	1/15/25	1,035,000		1,060,875
Drive Auto Receivables Trust,
Ser. 15-BA, Cl. B		2.12	6/17/19	85,928	[c]	85,992
Drive Auto Receivables Trust,
Ser. 2016, Cl. C		1.41	1/15/19	1,000,000	[c]	999,373
Endeavor Energy Resources,
Sr. Unscd. Notes		7.00	8/15/21	200,000	[c]	210,500
EQTY-INNS Mortgage Trust,
Ser. 2014, Cl. E		4.22	5/8/31	300,000	[b,c]	297,290
Flagship Credit Auto Trust,
Ser. 2016-1, Cl. C		6.22	6/15/22	500,000	[c]	536,375
Goldman Sachs Group,
Sr. Unscd. Notes		2.24	11/15/21	800,000	[b]	805,096
Home Partners of America 2016-2 Trust,
Ser. 2016-2, Cl. E		4.55	10/17/21	500,000	[b,c]	502,841
Honeywell International,
Sr. Unscd. Bonds	EUR	0.65	2/21/20	160,000		175,099
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-CB19, Cl. A4		5.74	4/12/17	238,897	[b]	239,483
JPMorgan Chase & Co,
Sr. Unscd. Notes		2.27	10/24/23	1,100,000	[b]	1,119,865
JPMorgan Chase Capital XXIII,
Gtd. Bonds		1.91	5/15/77	296,000	[b]	251,319

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 29.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 9.6% (continued)
Koppers,
Gtd. Notes	6.00		2/15/25	142,000	[c]	147,325
Mastercard,
Sr. Unscd. Notes	2.00		11/21/21	1,000,000		990,606
ML-CFC Commercial Mortgage Trust,
Ser. 2007-8, Cl. AM	5.89		8/12/49	1,000,000	[b]	1,003,040
Molson Coors Brewing,
Gtd. Notes	1.45		7/15/19	582,000		574,421
Morgan Stanley,
Sr. Unscd. Notes	EUR	0.19	12/3/19	835,000	[b]	904,357
Morgan Stanley,
Sr. Unscd. Notes	2.44		10/24/23	810,000	[b]	820,713
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2016-C32, Cl. C	4.30		12/15/49	300,000	[b]	293,135
MVW Owner Trust 2016-1,
Ser. 2016-1A, Cl. A	2.25		12/20/33	148,958	[c]	146,038
Philip Morris International,
Sr. Unscd. Notes	1.25		11/9/17	450,000		449,951
Progress Residential Trust,
Ser. 2016-SFR1, Cl. C	3.27		9/17/33	100,000	[b,c]	101,452
Regatta VII Funding,
Ser. 2016-1A, Cl. D	4.60		12/20/28	250,000	[b,c]	249,765
Reynolds Group Issuer,
Sr. Scd. Notes	5.13		7/15/23	65,000		66,706
Sabine Pass Liquefaction,
Sr. Unscd. Notes	5.00		3/15/27	600,000	[c]	630,750
Sprint Communications,
Sr. Unscd. Debs.	9.25		4/15/22	150,000		179,625
Taco Bell Funding,
Ser. 2016-1A, Cl. A2II	4.38		5/25/46	498,750	[c]	503,260
Tesoro Corp,
Gtd. Notes	4.75		12/15/23	550,000		567,188
U.S. Treasury Inflation Protected Securities,
Notes	0.13		7/15/26	5,014,561	[d]	4,908,298
Verizon Communications,
Sr. Unscd. Notes	1.35		6/9/17	400,000	[b]	400,523
Wells Fargo Bank,
Sr. Unscd. Notes	1.75		5/24/19	1,000,000		995,047
						28,852,556
Zambia - .1%
Zambian Government,
Sr. Unscd. Notes	8.97		7/30/27	300,000		300,750
Total Bonds and Notes
(cost $88,631,105)						89,159,560

Common Stocks - 1.0%				Shares		Value ($)
Spain - .8%
Grifols, ADR				142,390		2,420,630
United Kingdom - .2%
Amedeo Air Four Plus				265,032		346,748
Renewables Infrastructure Group				214,053		297,823
						644,571
Total Common Stocks
(cost $2,961,707)						3,065,201

Preferred Stocks - .2%
United Kingdom - .2%
Doric Nimrod Air Two
(cost $536,270)		187,658	499,298

		Face Amount
		Covered by
		Contracts/
		Number of
Options Purchased - .3%		Contracts	Value ($)
Call Options - .1%
British Pound,
February 2017 @ GBP 12.33		5,600,000	7,223
EURO STOXX 50 Price EUR,
December 2017 @ 3,100		46	121,760
EURO STOXX 50 Price EUR,
June 2017 @ 3,335		73	43,185
iShares MSCI Emerging Markets ETF,
March 2017 @ 39		435	11,745
Japanese Yen,
February 2017 @ JPY 112.50		5,400,000	75,890
Japanese Yen Cross Currency,
March 2017 @ JPY 124	EUR	3,100,000	137
Markit iTraxx Europe Crossover Index
Series 26,
March 2017 @ 312.5		400,000	3,503
Markit iTraxx Europe Crossover Index
Series 26,
March 2017 @ 312.5		2,400,000	21,015
Mexican Peso,
February 2017 @ MXN 21.80		1,700,000	6,112
South Korean Won,
February 2017 @ KRW 1,170		1,700,000	7,922
South Korean Won,
January 2017 @ KRW 1,180		1,600,000	0
South Korean Won,
January 2017 @ KRW 1,185		1,700,000	0
South Korean Won,
March 2017 @ KRW 1,200		4,000,000	17,503
Swiss Market Index,
March 2017 @ 8,000		42	122,896
			438,891
Put Options - .2%
Deutsche Boerse AG German Stock Index,
June 2017 @ 1,100		28	88,835
Euro,
March 2017 @ EUR 1.05		3,971,000	13,955
EURO STOXX 50 Volatility Index,
April 2017 @ 190		18	10,687
FTSE 100 Index,
June 2017 @ 7,000		38	117,359
FTSE 100 Index,
March 2017 @ 6,500		29	6,749
iShares MSCI Emerging Markets ETF,
March 2017 @ 35		143	3,861
Markit CDX North American Investment
Grade Index Series 27,
June 2017 @ 70		5,700,000	21,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Face Amount
	Covered by
	Contracts/
	Number of
Options Purchased - .3% (continued)	Contracts	Value ($)
Put Options - .2% (continued)
Markit iTraxx Europe Crossover Index
Series 26,
March 2017 @ 300	4,030,000	42,386
Markit iTraxx Europe Crossover Index
Series 26,
March 2017 @ 312.5	5,400,000	41,667
Mexican Peso,
May 2017 @ MXN 20	2,100,000	27,266
Russell 2000 Index/Old,
March 2017 @ 1,250	19	14,801
S&P 500 Index,
April 2017 @ 2,250	7	31,360
S&P 500 Index,
March 2017 @ 2,125	12	8,532
S&P 500 Index,
May 2017 @ 2,225	7	34,230
S&P 500 Weeklys Index,
February 2017 @ 2,100	6	1,680
		465,243
Total Options Purchased
(cost $1,507,462)		904,134

Other Investments - 63.0%	Shares	Value ($)
Investment Companies:
3i Infrastructure	404,070	969,878
BBGI SICAV Fund	204,700	365,025
Dreyfus Institutional Preferred Government
Plus Money Market Fund	185,013,911 [e]	185,013,911
GCP Infrastructure Investments	377,480	587,891
Greencoat U.K. Wind	181,939	278,089
HICL Infrastructure Company	632,306	1,280,664
International Public Partnerships	142,125	274,806
John Laing Infrastructure Fund	475,403	786,447
Total Other Investments
(cost $189,717,143)		189,556,711

Total Investments (cost $283,353,687)	94.1%	283,184,904
Cash and Receivables (Net)	5.9%	17,608,658
Net Assets	100.0%	300,793,562

ADR—American Depository Receipt ETF—Exchange-Traded Fund EUR—Euro

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso

MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
ZAR—South African Rand

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $8,780,100 or 2.92% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investment	61.5
Corporate Bonds	15.1
Foreign/Governmental	8.5
Asset-Backed	2.0
U.S. Treasury Notes	1.6
Mutual Funds: Foreign	1.5
Residential Mortgage-Backed	1.3
Commercial Mortgage-Backed	1.1
Common Stocks	1.0
Options Purchased	.3
Preferred Stocks	.2
94.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed		6,143,878		6,143,878
Commercial Mortgage-Backed		3,373,716		3,373,716
Corporate Bonds †		45,410,060		45,410,060
Equity Securities-Domestic
Preferred Stocks †	499,298			499,298
Equity Securities-Foreign
Common Stocks †	3,065,201			3,065,201
Foreign Government		25,580,810		25,580,810
Investment Companies	189,556,711			189,556,711
Residential Mortgage-Backed		3,742,798		3,742,798
U.S. Treasury		4,908,298		4,908,298
Other Financial Instruments:
Futures ††	213,713			213,713
Forward Foreign Currency
Exchange Contracts ††		849,776		849,776
Options Purchased	748,126	156,008		904,134
Swaps ††		2,380,731		2,380,731
Liabilities ($)
Other Financial Instruments:
Futures ††	(376,474)			(376,474)
Forward Foreign Currency
Exchange Contracts ††		(2,170,606)		(2,170,606)
Options Written	(598,311)	(101,843)		(700,154)
Swaps ††		(1,723,045)		(1,723,045)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2017 (Unaudited)

		Face Amount
		Covered by
		Contracts/
		Number of
		Contracts [a]	Value ($)
Call Options:
EURO STOXX 50 Price EUR,
June 2017 @ 3,500		73	(16,155)
EURO STOXX 50 Price EUR,
December 2017 @ 3,400		46	(52,438)
iShares MSCI Emerging Markets ETF,
March 2017 @ 41		435	(2,175)
Swiss Market Index,
March 2017 @ 8,200		42	(66,456)
British Pound,
February 2017 @ GBP 1.205		5,600,000	(584)
Euro,
March 2017 @ EUR 1.12		4,256,000	(10,256)
Japanese Yen Cross Currency,
March 2017 @ JPY 127	EUR	3,100,000	(28)
Japanese Yen,
February 2017 @ JPY 115.5		5,400,000	(21,634)
Mexican Peso,
February 2017 @ MXN 22.6		1,700,000	(1,172)
South Korean Won,
January 2017 @ KRW 1,225		1,600,000	-
South Korean Won,
March 2017 @ KRW 1,230		4,000,000	(7,109)
Put Options:
Markit CDX North American Investment Grade
Index Series 27,
June 2017 @ 85		11,400,000	(22,508)
Markit iTraxx Europe Crossover Index Series
26,
March 2017 @ 325		8,060,000	(45,753)
Markit iTraxx Europe Crossover Index Series
26,
March 2017 @ 400		2,400,000	(2,588)
Markit iTraxx Europe Crossover Index Series
26,
March 2017 @ 400		400,000	(431)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

		Face Amount
		Covered by
		Contracts/
		Number of
		Contracts [a]	Value ($)
Put Options: (continued)
Markit iTraxx Europe Index Series 26,
April 2017 @ 77.5		5,400,000	(16,276)
Markit iTraxx Europe Index Series 26,
May 2017 @ 350		1,600,000	(17,131)
Deutsche Boerse AG German Stock Index,
June 2017 @ 102		56	(87,233)
EURO STOXX 50 Price EUR,
June 2017 @ 2,900		73	(49,489)
EURO STOXX 50 Price EUR,
December 2017 @ 2,300		46	(19,019)
FTSE 100 Index
June 2017 @ 6,600		76	(112,818)
FTSE 100 Index,
March 2017 @ 6,000		58	(3,648)
iShares MSCI Emerging Markets ETF,
March 2017 @ 31		435	(1,958)
Russell 2000 Index/Old,
March 2017 @ 1,170		38	(12,236)
S&P 500 Index,
February 2017 @ 1,950		12	(1,260)
S&P 500 Index,
March 2017 @ 1,950		24	(5,280)
S&P 500 Index,
April 2017 @ 2,125		14	(28,980)
S&P 500 Index,
May 2017 @ 2,075		14	(30,240)
Swiss Market Index,
March 2017 @ 7,550		21	(4,239)
Euro,
March 2017 @ EUR 1.025		3,895,000	(5,857)
Japanese Yen Cross Currency,
March 2017 @ JPY 116	EUR	3,100,000	(30)
Mexican Peso,
May 2017 @ MXN 20		2,100,000	(27,266)
South Korean Won,
March 2017 @ KRW 1,125		4,000,000	(27,907)
Total Options Written
(premiums received $1,383,599)			(700,154)

a Face amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2017:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Euro,
Expiring
2/13/2017	264,437	282,341	285,586	3,245
Barclays Bank
Brazilian Real,
Expiring
2/13/2017	3,600,000	1,129,543	1,138,663	9,120
Russian Ruble,
Expiring
2/13/2017	66,900,000	1,073,534	1,108,715	35,181
Citigroup
Colombian Peso,
Expiring
2/13/2017	300,000,000	102,260	102,339	79
Romanian Leu,
Expiring
2/13/2017	1,143,765	269,020	274,706	5,686
Goldman Sachs International
Euro,
Expiring
2/13/2017	793,786	844,975	857,269	12,294
Hungarian Forint,
Expiring
2/13/2017	78,770,592	270,753	274,402	3,649
Mexican New Peso,
Expiring
2/13/2017	17,235,923	783,843	825,068	41,225
South Korean Won,
Expiring
2/13/2017	569,600,000	481,752	490,226	8,474

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
HSBC
Brazilian Real,
Expiring
2/13/2017	2,140,000	634,638	676,872	42,234
2/24/2017	4,480,000	1,404,433	1,413,518	9,085
British Pound,
Expiring
2/22/2017	605,000	764,589	761,356	(3,233)
2/24/2017	4,751,551	5,877,589	5,979,740	102,151
4/7/2017	382,000	474,233	481,321	7,088
Chilean Peso,
Expiring
2/13/2017	1,417,000,000	2,151,974	2,182,874	30,900
3/13/2017	367,000,000	566,140	564,332	(1,808)
Colombian Peso,
Expiring
2/13/2017	3,300,000,000	1,125,051	1,125,727	676
Euro,
Expiring
2/13/2017	506,672	535,730	547,193	11,463
2/22/2017	480,000	515,090	518,550	3,460
2/24/2017	2,613,769	2,800,000	2,823,886	23,886
4/7/2017	3,343,000	3,580,934	3,619,902	38,968
Japanese Yen,
Expiring
2/24/2017	1,315,578,126	11,630,000	11,658,450	28,450
Mexican New Peso,
Expiring
2/13/2017	125,700,000	5,879,927	6,017,144	137,217
2/24/2017	30,890,020	1,436,603	1,476,544	39,941
Chinese Yuan Renminbi,
Expiring
2/13/2017	9,600,000	1,393,910	1,403,346	9,436
2/24/2017	21,400,000	3,111,493	3,123,150	11,657
Polish Zloty,
Expiring
2/13/2017	9,130,585	2,217,013	2,279,444	62,431
Romanian Leu,
Expiring
2/13/2017	1,154,317	271,068	277,240	6,172
South African Rand,
Expiring
2/13/2017	48,800,000	3,598,270	3,613,745	15,475
2/24/2017	39,654,190	2,935,377	2,931,246	(4,131)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
HSBC (continued)
South Korean Won,
Expiring
2/13/2017	1,316,000,000	1,119,761	1,132,615	12,854
Thai Baht,
Expiring
2/14/2017	38,900,252	1,091,922	1,104,662	12,740
Turkish Lira,
Expiring
2/13/2017	23,820,000	6,191,833	6,291,181	99,348
2/24/2017	5,326,342	1,404,363	1,402,884	(1,479)
JP Morgan Chase Bank
Brazilian Real,
Expiring
2/13/2017	1,900,000	590,704	600,961	10,257
Peruvian New Sol,
Expiring
2/13/2017	150,000	44,213	45,795	1,582
Russian Ruble,
Expiring
2/13/2017	34,500,000	572,614	571,759	(855)
UBS
Euro,
Expiring
2/13/2017	244,561	262,952	264,120	1,168
Sales:
Bank of America
Romanian Leu,
Expiring
2/13/2017	1,190,000	282,340	285,810	(3,470)
Barclays Bank
Russian Ruble,
Expiring
2/13/2017	104,000,000	1,713,166	1,723,563	(10,397)
Citigroup
Colombian Peso,
Expiring
2/13/2017	1,920,800,000	652,113	655,241	(3,128)
Euro,
Expiring
2/13/2017	254,329	269,020	274,669	(5,649)
Peruvian New Sol,
Expiring
2/13/2017	2,030,000	613,942	619,758	(5,816)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup (continued)
Turkish Lira,
Expiring
2/13/2017	896,181	230,912	236,693	(5,781)
Goldman Sachs International
Chilean Peso,
Expiring
2/13/2017	560,000,000	848,053	862,674	(14,621)
Euro,
Expiring
2/13/2017	252,600	270,753	272,802	(2,049)
Hungarian Forint,
Expiring
2/13/2017	244,150,000	844,975	850,510	(5,535)
Japanese Yen,
Expiring
2/1/2017	14,308,000	125,065	126,720	(1,655)
HSBC
Brazilian Real,
Expiring
2/13/2017	4,500,000	1,369,649	1,423,329	(53,680)
British Pound,
Expiring
2/22/2017	665,000	826,744	836,863	(10,119)
2/24/2017	4,821,567	5,879,317	6,067,854	(188,537)
3/2/2017	4,900,000	6,129,959	6,167,168	(37,209)
4/7/2017	6,691,000	8,163,121	8,430,669	(267,548)
Euro,
Expiring
2/13/2017	5,391,598	5,714,248	5,822,794	(108,546)
2/22/2017	2,230,000	2,379,853	2,409,099	(29,246)
2/24/2017	2,803,635	2,989,578	3,029,016	(39,438)
4/7/2017	16,478,000	17,486,725	17,842,877	(356,152)
Indonesian Rupiah,
Expiring
2/13/2017	10,227,800,000	760,884	765,092	(4,208)
Israeli Shekel
Expiring
2/13/2017	125,470	32,660	33,294	(634)
Japanese Yen,
Expiring
2/24/2017	1,331,455,773	11,655,050	11,799,155	(144,105)
Mexican New Peso,
Expiring
2/13/2017	128,603,120	5,941,244	6,156,113	(214,869)
2/24/2017	30,890,020	1,400,000	1,476,544	(76,544)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC (continued)
Chinese Yuan Renminbi,
Expiring
2/13/2017	9,430,000	1,344,277	1,378,495	(34,218)
2/24/2017	60,300,000	8,727,747	8,800,278	(72,531)
3/13/2017	9,800,000	1,418,974	1,426,468	(7,494)
Polish Zloty,
Expiring
2/13/2017	9,117,115	2,209,168	2,276,081	(66,913)
South African Rand,
Expiring
2/13/2017	54,120,147	4,005,906	4,007,713	(1,807)
2/24/2017	39,654,190	2,906,374	2,931,246	(24,872)
South Korean Won,
Expiring
2/13/2017	569,690,000	473,086	490,304	(17,218)
Swiss Franc,
Expiring
2/22/2017	175,000	173,838	177,031	(3,193)
Thai Baht,
Expiring
2/14/2017	38,835,927	1,091,234	1,102,835	(11,601)
Turkish Lira,
Expiring
2/13/2017	15,408,383	4,081,111	4,069,560	11,551
2/24/2017	5,326,342	1,400,000	1,402,884	(2,884)
3/13/2017	7,520,000	1,931,551	1,971,213	(39,662)
JP Morgan Chase Bank
Brazilian Real,
Expiring
2/24/2017	4,480,000	1,370,827	1,413,518	(42,691)
Russian Ruble,
Expiring
2/13/2017	12,750,000	211,935	211,302	633
Royal Bank of Canada
Brazilian Real,
Expiring
2/13/2017	6,740,090	2,091,763	2,131,859	(40,096)
British Pound,
Expiring
3/23/2017	1,320,516	1,640,000	1,663,152	(23,152)
Euro,
Expiring
3/2/2017	1,260,000	1,338,432	1,361,573	(23,141)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Royal Bank of Canada (continued)
Chinese Yuan Renminbi,
Expiring
3/23/2017	22,885,000	3,232,295	3,325,849	(93,554)
Toronto Dominion Bank
South African Rand,
Expiring
2/13/2017	22,551,651	1,636,656	1,669,998	(33,342)
UBS
British Pound,
Expiring
3/2/2017	170,000	209,736	213,963	(4,227)
Malaysian Ringgit,
Expiring
2/13/2017	11,160,000	2,496,086	2,517,757	(21,671)
Peruvian New Sol,
Expiring
2/13/2017	960,000	291,484	293,088	(1,604)
Romanian Leu,
Expiring
2/13/2017	1,100,000	262,951	264,194	(1,243)
South Korean Won,
Expiring
2/13/2017	1,315,990,000	1,129,557	1,132,607	(3,050)
Gross Unrealized Appreciation				849,776
Gross Unrealized Depreciation				(2,170,606)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a

NOTES

realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at January 31, 2017:

OTC Credit Default Swaps

	(Pay)		Implied		Upfront
	Receive		Credit		Premiums	Unrealized
Reference	Notional	Fixed	Spread	Market Value	Received	Appreciation
Obligation ($)	Amount($)1	Rate (%)	(%)2	($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3]

NOTES

OTC Credit Default Swaps (continued)

		(Pay)	Implied		Upfront
		Receive	Credit		Premiums	Unrealized
Reference	Notional	Fixed	Spread	Market Value	Received	Appreciation
Obligation ($)	Amount($)1	Rate (%)	(%)2	($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3] (continued)
Barclays Bank
International Lease
Finance Corp,
8.25%,
12/15/2020

6/20/2022†	1,200,000	1.00	149.02	215,242	206,213	9,029
Sky PLC, 6%,
5/21/2027

12/20/2021†	700,000	1.00	71.79	11,275	2,917	8,358
BNP Paribas
Indonesia
Government
International
Bond, 5.875%,
3/13/2020

12/20/2021†	1,000,000	1.00	149.71	(21,427)	(35,402)	13,975
Credit Suisse International
ROLLS-ROYCE PLC,
6.75%,
4/30/2019

12/20/2021†	600,000	1.00	115.22	(3,934)	(3,911)	(23)
Rolls-Royce PLC,
6.75%,
4/30/2019

12/20/2020†	50,000	1.00	94.41	182	(1,213)	1,395
Rolls-Royce PLC,
6.75%,
4/30/2019

12/20/2020†	50,000	1.00	94.41	183	(1,359)	1,542
Telecom Italia
SpA/Milano,
5.375%,
1/29/2019

6/20/2022†	300,000	1.00	246.3	(23,507)	(22,840)	(667)
Telecom Italia
SpA/Milano,
5.375%,
1/29/2019

6/20/2022†	300,000	1.00	246.3	(23,503)	(22,562)	(941)
Goldman Sachs International

NOTES

OTC Credit Default Swaps (continued)

		(Pay)	Implied		Upfront
		Receive	Credit	Market	Premiums	Unrealized
Reference	Notional	Fixed	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	Rate (%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3] (continued)
Goldman Sachs International (continued)
Williams Cos
Inc/The, 7.5%,
1/15/2031
12/20/2021†	240,000	1.00	179.99	(8,259)	(10,518)	2,259
Wind Acquisition
Finance SA, 7%,
4/23/2021
12/20/2021†	700,000	5.00	305.15	71,315	67,938	3,377
Purchased Contracts: [4]
BNP Paribas
Markit CDX
Emerging Market
Index Series 26
12/20/2021†	2,700,000	1.00	236.47	158,775	195,771	(36,996)
Telia Co AB, 4.25%,
2/18/2020
12/20/2021†	800,000	1.00	53.21	(20,774)	(19,758)	(1,016)
Valeo SA, 3.25%,
1/22/2024
6/20/2021†	250,000	1.00	48.39	(6,459)	(2,595)	(3,864)
Vodafone Group
PLC, 5%,
6/4/2018
12/20/2021†	730,000	1.00	86.42	(6,141)	(6,135)	(6)
Citigroup
Markit CDX
Emerging Market
Index Series 26
12/20/2021†	2,700,000	1.00	236.47	158,775	180,241	(21,466)
credit suisse international
Casino Guichard
Perrachon SA,
4.407%,
8/6/2019
12/20/2021†	500,000	1.00	219.13	29,183	40,951	(11,768)

NOTES

OTC Credit Default Swaps (continued)

		(Pay)	Implied		Upfront
		Receive	Credit		Premiums	Unrealized
Reference	Notional	Fixed	Spread	Market Value	Received	Appreciation
Obligation ($)	Amount($)[1]	Rate (%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [4] (continued)
Credit Suisse International (continued)
CNH Industrial
Finance Europe
SA, 6.25%,
3/9/2018
12/20/2021†	400,000	5.00	196.98	(64,013)	(57,089)	(6,924)
CNH Industrial
Finance Europe
SA, 6.25%,
3/9/2018
12/20/2021†	200,000	5.00	196.98	(32,007)	(28,545)	(3,462)
CNH Industrial
Finance Europe
SA, 6.25%,
3/9/2018
12/20/2021†	200,000	5.00	196.98	(32,006)	(28,434)	(3,572)
Valeo SA, 3.25%,
1/22/2024
12/20/2020†	50,000	1.00	40.78	(1,317)	271	(1,588)
Valeo SA, 3.25%,
1/22/2024
12/20/2020†	150,000	1.00	40.78	(3,950)	(172)	(3,778)
Vivendi SA, 4.875%,
12/2/2019
6/20/2022†	300,000	1.00	70.78	(5,443)	(5,035)	(408)
Vivendi SA, 4.875%,
12/2/2019
6/20/2022†	300,000	1.00	70.78	(5,446)	(4,926)	(520)
Goldman Sachs International
FREEPORT-
MCMORAN INC
12/20/2021†	135,000	0.00	305.05	11,961	15,521	(3,560)
Bank of China
Ltd/Hong Kong,
3.125%,
1/23/2019
12/20/2020†	380,000	1.00	102.81	(56)	11,995	(12,051)

NOTES

OTC Credit Default Swaps (continued)

		(Pay)	Implied		Upfront
		Receive	Credit		Premiums	Unrealized
Reference	Notional	Fixed	Spread	Market Value	Received	Appreciation
Obligation ($)	Amount($)[1]	Rate (%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [4] (continued)
Goldman Sachs International (continued)
Bank of China
Ltd/Hong Kong,
3.125%,
1/23/2019
6/20/2021†	200,000	1.00	119.65	1,395	3,992	(2,597)
Freeport-McMoRan
Inc, 3.55%,
3/1/2022
12/20/2021†	135,000	1.00	305.05	11,961	16,623	(4,662)
Freeport-McMoRan
Inc, 3.55%,
3/1/2022
12/20/2021†	130,000	1.00	305.05	11,518	15,383	(3,865)
Valeo SA, 3.25%,
1/22/2024
12/20/2020†	50,000	1.00	40.78	(1,317)	170	(1,487)
JP Morgan Chase Bank
Macy's Retail
Holdings Inc,
3.45%,
1/15/2021
12/20/2021†	250,000	1.00	224.79	13,740	13,177	563
Gross Unrealized Appreciation						40,498
Gross Unrealized Depreciation						(125,221)

† Expiration Date
1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.
The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted”), indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.
3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
4 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

NOTES

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	114,843	BELLWAY PLC	Bank of America	10/17/2017	49
		Market Tech
Receive	70,021	Holdings Ltd	Bank of America	10/17/2017	(7,150)
		WM MORRISON
Receive	230,503	SUPERMARKETS PLC	Bank of America	10/17/2017	(1,886)
		Cerved Information
Receive	61,582	Solutions SpA	Bank of America	10/17/2017	(1,791)
Receive	515,530	Adecco Group AG	Bank of America	10/17/2017	125,972
		Atresmedia Corp de
		Medios de
Receive	652,110	Comunicacion SA	Bank of America	10/17/2017	69,654
		Aberdeen Asset
Receive	235,329	Management PLC	Bank of America	10/17/2017	1,938
Receive	1,507,495	ASML Holding NV	Bank of America	10/17/2017	300,642
Receive	249,582	ASOS PLC	Bank of America	10/17/2017	14,149
		Aberdeen Asset
Receive	66,742	Management PLC	Bank of America	10/17/2017	164
Receive	133,940	Beiersdorf AG	Bank of America	10/17/2017	1,899
Receive	1,534,304	Continental AG	Bank of America	10/17/2017	18,042
		Countryside
Receive	360,856	Properties PLC	Bank of America	10/17/2017	8,672
Receive	340,141	Euler Hermes Group	Bank of America	10/17/2017	24,186

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		EURO STOXX 50
		Index Dividend
Receive	2,316,690	Futures	Bank of America	12/15/2017	66,184
		EURO STOXX 50
		Index Dividend
Receive	1,167,665	Futures	Bank of America	12/21/2018	105,603
		EURO STOXX 50
		Index Dividend
Receive	699,100	Futures	Bank of America	12/20/2019	94,673
Receive	1,687,471	Eurofins Scientific SE	Bank of America	10/17/2017	(1,346)
		FTSE 100 Index
		Dividend Future
Receive	438,074	December 2018	Bank of America	12/21/2018	25,686
Receive	442,498	Prudential PLC	Bank of America	10/17/2017	28,290
Receive	222,917	ASML Holding NV	Bank of America	10/17/2017	(5,597)
Receive	238,750	3i Group PLC	Bank of America	10/17/2017	(9,536)
Receive	157,491	Ladbrokes PLC	Bank of America	10/17/2017	(19,321)
Receive	330,826	Deutsche Boerse AG	Bank of America	10/17/2017	16,443
Receive	340,790	Nexity SA	Bank of America	10/17/2017	(3,294)
Receive	284,789	Smiths Group PLC	Bank of America	10/17/2017	(298)
Receive	92,427	Rio Tinto PLC	Bank of America	10/17/2017	39,609
Receive	124,477	Saga PLC	Bank of America	10/17/2017	(11,094)
Receive	40,890	Serco Group PLC	Bank of America	10/17/2017	3,615
Receive	633,750	Severn Trent PLC	Bank of America	10/17/2017	(6,655)
		Sherborne Investors
Receive	631,638	Guernsey B Ltd	Bank of America	10/17/2017	68,417
Receive	251,436	Henkel AG & Co KGaA	Bank of America	10/17/2017	44,192
		Ultra Electronics
Receive	159,526	Holdings PLC	Bank of America	10/17/2017	(4,989)
Receive	1,642,436	Vivendi SA	Bank of America	10/17/2017	(111,413)
Receive	1,008,642	Wendel SA	Bank of America	10/17/2017	39,255
Receive	425,714	Cobham PLC	Bank of America	10/17/2017	14,945
Receive	515,695	Worldpay Group PLC	Bank of America	10/17/2017	10,670
Receive	180,350	WPP PLC	Bank of America	10/17/2017	41,374
Receive	347,394	Zumtobel Group AG	Bank of America	10/17/2017	(10,833)
Pay	114,421	PERSIMMON PLC	Bank of America	10/17/2017	(1,562)
Pay	142,700	GKN PLC	Bank of America	10/17/2017	1,620
Pay	115,941	Tate & Lyle PLC	Bank of America	10/17/2017	(1,295)
Pay	68,112	Playtech Plc	Bank of America	10/17/2017	175
Pay	1,016,501	Bureau Veritas SA	Bank of America	10/17/2017	8,152
Pay	115,448	GKN PLC	Bank of America	10/17/2017	(1,380)

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Pay	358,157	Enagas SA	Bank of America	10/17/2017	37,617
		Royal Dutch Shell
Pay	285,146	PLC	Bank of America	10/17/2017	2,871
		FTSE 350 General
Pay	237,554	Retailers Index	Bank of America	10/17/2017	9,821
		FTSE 350 Travel &
Pay	243,481	Leisure Index	Bank of America	10/17/2017	(9,478)
Pay	1,156,850	Hammerson PLC	Bank of America	10/17/2017	18,167
Pay	252,084	Hannover Rueck SE	Bank of America	10/17/2017	(15,657)
Pay	165,048	Halfords Group PLC	Bank of America	10/17/2017	(3,088)
Pay	294,888	L'Oreal SA	Bank of America	10/17/2017	(3,051)
		Mediclinic
Pay	137,075	International PLC	Bank of America	10/17/2017	9,608
		Veolia
Pay	291,514	Environnement SA	Bank of America	10/17/2017	11,135
Pay	58,932	Experian PLC	Bank of America	10/17/2017	(15,025)
Pay	60,156	Whitbread PLC	Bank of America	10/17/2017	(5,895)
Pay	1,149,785	SGS SA	Bank of America	10/17/2017	7,139
Pay	261,458	Swiss Re AG	Bank of America	10/17/2017	(9,619)
Pay	246,766	TESCO PLC	Bank of America	10/17/2017	16,664
		Royal Dutch Shell
Pay	156,258	PLC	Bank of America	10/17/2017	(4,278)
		Royal Dutch Shell
Pay	459,065	PLC	Bank of America	10/17/2017	18,986
Pay	122,392	Countrywide PLC	Bank of America	10/17/2017	3,856
Receive	69,303	Playtech Plc	Barclays Bank	1/11/2018	200
Receive	201,798	Roche Holding AG	Barclays Bank	1/11/2018	(11,282)
		Cerved Information
Receive	175,614	Solutions SpA	Barclays Bank	1/11/2018	(509)
		Rathbone Brothers
Receive	470,262	PLC	Barclays Bank	1/11/2018	(4,441)
		Aberdeen Asset
Receive	240,670	Management PLC	Barclays Bank	1/11/2018	(12,881)
		Barratt
Receive	233,277	Developments PLC	Barclays Bank	1/11/2018	(5,284)
		Great Portland
Receive	377,281	Estates PLC	Barclays Bank	1/11/2018	(15,391)
Receive	218,225	Shire PLC	Barclays Bank	1/11/2018	(896)
Receive	178,810	CRH PLC	Barclays Bank	1/11/2018	(5,304)
		Workspace Group
Receive	376,973	PLC	Barclays Bank	1/11/2018	33,822
Receive	245,391	Cie de Saint-Gobain	Barclays Bank	1/11/2018	(18,118)
Receive	128,997	RPC Group PLC	Barclays Bank	1/11/2018	(3,665)
Receive	86,612	Adecco Group AG	Barclays Bank	1/11/2018	(6,487)

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	404,200	Continental AG	Barclays Bank	1/11/2018	15,937
		Cerved Information
Receive	361,333	Solutions SpA	Barclays Bank	1/11/2018	6,026
		Cerved Information
Receive	146,270	Solutions SpA	Barclays Bank	1/11/2018	(5,689)
Receive	176,245	DS Smith PLC	Barclays Bank	1/11/2018	(2,631)
		Micro Focus
Receive	470,166	International PLC	Barclays Bank	1/11/2018	(22,763)
		B&M European Value
Receive	132,402	Retail SA	Barclays Bank	1/11/2018	338
		Babcock
		International Group
Receive	56,238	PLC	Barclays Bank	1/11/2018	1,606
		Anheuser-Busch
Receive	452,709	InBev SA/NV/old	Barclays Bank	1/11/2018	38,962
Receive	373,962	Rheinmetall AG	Barclays Bank	1/11/2018	(12,150)
Receive	345,674	RPC Group PLC	Barclays Bank	1/11/2018	273
Receive	936,899	Schroders PLC	Barclays Bank	1/11/2018	(39,161)
Receive	278,924	Anglo American PLC	Barclays Bank	1/11/2018	(22,743)
Receive	539,708	Leonardo SpA	Barclays Bank	1/11/2018	(5,148)
		B&M European Value
Receive	77,413	Retail SA	Barclays Bank	1/11/2018	(9,201)
Receive	209,855	Vivendi SA	Barclays Bank	1/11/2018	(22,404)
Receive	238,934	Shire PLC	Barclays Bank	1/11/2018	(5,691)
		Marks &Spencer
Pay	524,883	Group PLC	Barclays Bank	1/11/2018	11,724
Pay	234,592	WPP PLC	Barclays Bank	1/11/2018	5,042
Pay	176,537	Glencore PLC	Barclays Bank	1/11/2018	(6,219)
		Cerved Information
Pay	70,180	Solutions SpA	Barclays Bank	1/11/2018	2,649
Pay	3,274,152	FTSE 250 Index	Barclays Bank	1/11/2018	55,415
		FTSE UK Mid Cap
Pay	1,443,183	Tradable Plus Index	Barclays Bank	1/11/2018	23,309
Pay	139,092	Anglo American PLC	Barclays Bank	1/11/2018	1,033
Pay	213,835	GlaxoSmithKline PLC	Barclays Bank	1/11/2018	9,102
Pay	78,392	Roche Holding AG	Barclays Bank	1/11/2018	(5,989)
		Workspace Group
Pay	511,111	PLC	Barclays Bank	1/11/2018	(53,777)
Pay	286,705	CRH PLC	Barclays Bank	1/11/2018	(19,185)
		Howden Joinery
Pay	119,582	Group PLC	Barclays Bank	1/11/2018	3,410
Pay	426,000	Rheinmetall AG	Barclays Bank	1/11/2018	2,558
		Cerved Information
Pay	157,637	Solutions SpA	Barclays Bank	1/11/2018	4,036
Pay	1,047,500	Schroders PLC	Barclays Bank	1/11/2018	43,861

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Pay	846,540	RPC Group PLC	Barclays Bank	1/11/2018	8,376
		STOXX Europe 600
		Automobiles &Parts
Pay	654,519	Price EUR	Barclays Bank	1/11/2018	22,377
		STOXX Europe600
		Industrial Goods &
Pay	1,223,232	Services Price EUR	Barclays Bank	1/11/2018	8,814
Pay	260,450	RPC Group PLC	Barclays Bank	1/11/2018	2
Pay	272,419	SGS SA	Barclays Bank	1/11/2018	(13,990)
		LAND SECURITIES	JP Morgan Chase
Receive	229,567	GROUP PLC	Bank	11/6/2017	(2,060)
		Rolls-Royce Holdings	JP Morgan Chase
Receive	332,155	PLC	Bank	11/6/2017	34,955
			JP Morgan Chase
Receive	151,856	SSE PLC	Bank	11/6/2017	(9,161)
			JP Morgan Chase
Receive	942,673	Ferrari NV	Bank	11/6/2017	27,919
			JP Morgan Chase
Receive	739,167	Diageo PLC	Bank	11/6/2017	29,306
			JP Morgan Chase
Receive	55,250	DS Smith PLC	Bank	11/6/2017	7,829
			JP Morgan Chase
Receive	1,396,785	BAE Systems PLC	Bank	11/6/2017	57,974
		Fiat Chrysler	JP Morgan Chase
Receive	634,872	Automobiles NV	Bank	11/6/2017	13,059
			JP Morgan Chase
Receive	416,073	Buzzi Unicem SpA	Bank	6/26/2017	(18,284)
		Cerved Information	JP Morgan Chase
Receive	116,324	Solutions SpA	Bank	11/6/2017	483
		Workspace Group	JP Morgan Chase
Receive	122,807	PLC	Bank	6/26/2017	9,623
		Provident Financial	JP Morgan Chase
Receive	355,944	PLC	Bank	11/6/2017	(13,471)
			JP Morgan Chase
Receive	102,603	TUI AG	Bank	11/6/2017	(4,510)
			JP Morgan Chase
Receive	77,507	Swiss Re AG	Bank	11/6/2017	(6,813)
			JP Morgan Chase
Receive	2,182,026	Cie de Saint-Gobain	Bank	11/6/2017	105,126
			JP Morgan Chase
Receive	299,255	Sage Group PLC/The	Bank	11/6/2017	3,478
		Reckitt Benckiser	JP Morgan Chase
Receive	220,651	Group PLC	Bank	11/6/2017	(26,497)
			JP Morgan Chase
Receive	242,183	SSE PLC	Bank	11/6/2017	70,862
		Micro Focus	JP Morgan Chase
Receive	424,553	International PLC	Bank	11/6/2017	120,093
			JP Morgan Chase
Receive	196,062	Vodafone Group PLC	Bank	11/6/2017	39,069
			JP Morgan Chase
Pay	365,695	Leonardo SpA	Bank	11/6/2017	(44,562)

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			JP Morgan Chase
Pay	161,930	BAE Systems PLC	Bank	11/6/2017	(14,913)
		EURO STOXX
		Personal &
		Household Goods	JP Morgan Chase
Pay	2,060,952	Price EUR	Bank	11/6/2017	(88,231)
		EURO STOXX
		Telecommunications	JP Morgan Chase
Pay	144,869	Price EUR	Bank	11/6/2017	(12,458)
			JP Morgan Chase
Pay	104,851	FTSE 250 Index	Bank	11/6/2017	(5,066)
			JP Morgan Chase
Pay	617,392	LafargeHolcim Ltd	Bank	11/6/2017	(106,944)
		Cerved Information	JP Morgan Chase
Pay	2,013,995	Solutions SpA	Bank	11/6/2017	(277,883)
		Electra Private Equity	JP Morgan Chase
Pay	262,949	PLC	Bank	11/6/2017	25,566
		Marks &Spencer	JP Morgan Chase
Pay	105,779	Group PLC	Bank	6/26/2017	(4,668)
			JP Morgan Chase
Pay	507,473	Experian PLC	Bank	11/6/2017	(2,611)
			JP Morgan Chase
Pay	668,943	Unibail-Rodamco SE	Bank	11/6/2017	50,251
		Telecom Italia	JP Morgan Chase
Pay	2,032,056	SpA/Milano	Bank	11/6/2017	(103,999)
		S&P 500
		Biotechnology Index
		Sub Industry Index	JP Morgan Chase
Pay	131,351	GICS Level 4	Bank	11/6/2017	2,141
		B&M European Value	JP Morgan Chase
Pay	71,806	Retail SA	Bank	11/6/2017	2,119
		STOXX Europe 600
		Food &Beverage	JP Morgan Chase
Pay	314,227	Price EUR	Bank	11/6/2017	(3,055)
		STOXX Europe 600	JP Morgan Chase
Pay	1,584,263	Media Price EUR	Bank	11/6/2017	(88,841)
			Morgan Stanley
Receive	91,038	FINECOBANK SPA	Capital Services	6/26/2017	(2,723)
			Morgan Stanley
Receive	343,880	LINDE AG	Capital Services	6/26/2017	(13,910)
		Babcock
		International Group	Morgan Stanley
Receive	138,409	PLC	Capital Services	6/26/2017	2,809
			Morgan Stanley
Receive	170,457	Thales SA	Capital Services	6/26/2017	(1,216)
			Morgan Stanley
Receive	183,990	Intertek Group PLC	Capital Services	6/26/2017	9,026
		Anheuser-Busch	Morgan Stanley
Receive	337,796	InBev SA/NV/old	Capital Services	6/26/2017	(8,260)
			Morgan Stanley
Receive	200,448	Wienerberger AG	Capital Services	6/26/2017	5,604
		Mediaset Espana	Morgan Stanley
Receive	413,828	Comunicacion SA	Capital Services	6/26/2017	(46,459)

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	595,233	Dassault Aviation SA	Capital Services	6/26/2017	(7,322)
			Morgan Stanley
Receive	400,685	Ferrovial SA	Capital Services	6/26/2017	7,697
		Royal Dutch Shell	Morgan Stanley
Receive	279,522	PLC	Capital Services	6/26/2017	34
		Abertis	Morgan Stanley
Receive	180,224	Infraestructuras SA	Capital Services	6/26/2017	9,905
		Anheuser-Busch	Morgan Stanley
Receive	1,684,826	InBev SA/NV/old	Capital Services	6/26/2017	11,294
		Cerved Information	Morgan Stanley
Receive	482,253	Solutions SpA	Capital Services	6/26/2017	7,945
			Morgan Stanley
Receive	1,126,589	Eurofins Scientific SE	Capital Services	6/26/2017	(43,168)
			Morgan Stanley
Pay	75,608	POSTE ITALIA	Capital Services	6/26/2017	1,586
		Ladbrokes Coral	Morgan Stanley
Pay	71,789	Group PLC	Capital Services	6/26/2017	3,759
		Mediaset Espana	Morgan Stanley
Pay	140,376	Comunicacion SA	Capital Services	6/26/2017	1,256
		Banco Bilbao Vizcaya	Morgan Stanley
Pay	114,010	Argentaria SA	Capital Services	6/26/2017	5,043
			Morgan Stanley
Pay	99,998	ASOS PLC	Capital Services	6/26/2017	2,926
			Morgan Stanley
Pay	135,814	Cobham PLC	Capital Services	6/26/2017	5,612
			Morgan Stanley
Pay	580,978	Dassault Aviation SA	Capital Services	6/26/2017	2,386
		Royal Dutch Shell	Morgan Stanley
Pay	231,221	PLC	Capital Services	6/26/2017	(133)
			Morgan Stanley
Pay	42,556	Henkel AG & Co KGaA	Capital Services	6/26/2017	(1,304)
		Royal Dutch Shell	Morgan Stanley
Pay	192,226	PLC	Capital Services	6/26/2017	7,938
			Morgan Stanley
Pay	275,593	Pernod Ricard SA	Capital Services	6/26/2017	(7,256)
		Infineon	Morgan Stanley
Pay	336,080	Technologies AG	Capital Services	6/26/2017	20,585

Gross Unrealized Appreciation					2,314,264
Gross Unrealized Depreciation					(1,562,308)

At January 31, 2017, accumulated net unrealized appreciation on investments was $514,662, consisting of $2,384,198 gross unrealized appreciation and $1,869,536 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)